Deferred Financing Costs (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Deferred Financing Costs [Abstract]
Deferred financing costs, net of accumulated amortization of $410 and $174, respectively	$ 890	$ 870
Deferred financing costs, accumulated amortization	$ 410	$ 174